LOANS AND BORROWINGS - Current (Details) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of current loans and borrowings [line items]
Loans		¥ 8,991	¥ 10,576
Notes		4,901	9,102
Total		13,892	19,678
Short-term loans and borrowings [member]
Disclosure of current loans and borrowings [line items]
Loans		8,779	10,361
Notes		0	0
Total		8,779	10,361
General loans [member]
Disclosure of current loans and borrowings [line items]
Loans	[1]	8,779	10,361
Notes	[1]	0	0
Total	[1]	¥ 8,779	¥ 10,361
General loans [member] | Minimum [member]
Disclosure of current loans and borrowings [line items]
Effective interest rate	[1]	0.35%	0.35%
General loans [member] | Maximum [member]
Disclosure of current loans and borrowings [line items]
Effective interest rate	[1]	0.75%	0.75%
Final maturity	[1]	P1Y	P1Y
Loans and borrowings due within one year [member]
Disclosure of current loans and borrowings [line items]
Loans		¥ 212	¥ 215
Notes		4,901	9,102
Total		5,113	9,317
For Tangguh LNG Project [member]
Disclosure of current loans and borrowings [line items]
Loans	[2]	212	215
Notes	[2]	0	0
Total	[2]	¥ 212	¥ 215
For Tangguh LNG Project [member] | Minimum [member]
Disclosure of current loans and borrowings [line items]
Effective interest rate	[2]	0.19%	0.19%
For Tangguh LNG Project [member] | Maximum [member]
Disclosure of current loans and borrowings [line items]
Effective interest rate	[2]	0.335%	0.335%
Final maturity	[2]	P1Y	P1Y
Notes [member]
Disclosure of current loans and borrowings [line items]
Loans		¥ 0	¥ 0
Notes		4,901	9,102
Total		¥ 4,901	¥ 9,102

[1]	As at December 31, 2017, US$650 million bank loans (2016: US$800 million) were guaranteed by the Company. As at December 31, 2017, US$694 million shareholder loans (2016: US$694 million) of the Group were included in general loans. For details please refer to Note 28(v).
[2]	In connection with the Tangguh LNG Project in Indonesia, the Company delivered a guarantee dated October 29, 2007, in favor of Mizuho Corporate Bank, Ltd., which acts as the facility agent for and on behalf of various international commercial banks under a US$884 million commercial loan agreement. The Company guarantees the payment obligations of the trustee borrower under the subject loan agreement and is subject to a maximum cap of approximately US$135,163,308.28. A letter of credit agreement was signed between the Company and Talisman Energy Inc. ("Talisman") with execution of the agreement in respect of the sale of a 3.05691% interest of the Company in the Tangguh LNG Project to Talisman. Accordingly, Talisman has delivered valid and unexpired standby letters of credit to the Company (as the beneficiary) as a counter-guarantee to offset the exposure of the Company's guarantee for the aforesaid interest of 3.05691% in respect of the Tangguh LNG Project financing. The amount of the standby letters of credit was US$30 million. In February 2017, the standby letters of credit were withdrawn as the Company transferred the 3.05691% guarantee obligations to BP Corporation North America Inc..